Defined Benefit Plans - Additional Information (Detail) € in Millions		12 Months Ended
	Sep. 01, 2024 EUR (€)	Dec. 31, 2024 EUR (€) yr Plans	Dec. 31, 2023 EUR (€) yr	Dec. 31, 2022 EUR (€)
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ (457)	€ (546)	€ (409)
Defined benefit plan deficit		(7)	(95)
Defined benefit obligation, at present value		3,140	3,165
Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		(53)
Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ (9)	€ (20)	€ 0
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		13.5	14.9
Defined benefit plan deficit		€ 95	€ 103
Contributions were paid into scheme		€ 10	€ 37
Percentage of investment assets allocation in primary equities		12.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives		88.00%
Actuarial assumption of discount rates		5.58%	4.79%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit		€ 126	€ (216)
Employer contribution to pension plan	€ 97	€ 48	€ 45
Number of benefit plans | Plans		2
Remaining average duration of defined benefits obligation | yr		8	9
Transamerica Corporation [member] | United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded		€ 164	€ 174
Transamerica Corporation [member] | United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 190	€ 176
Aegon Employees Netherlands B.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		20.8	21.9
Remaining weighted average duration of other post employment benefit plans		11 years 4 months 24 days	12 years
Unfunded post employment benefit plans liabilities		€ 4	€ 5
Actuarial assumption of discount rates		3.51%	3.42%
Defined benefit obligation, at present value		€ 90	€ 90
Aegon Employees Netherlands B.V. [member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 50
Remaining average duration of defined benefits obligation | yr		20.8
Remaining weighted average duration of other post employment benefit plans		11 years 4 months 24 days
Unfunded post employment benefit plans liabilities		€ 3
Actuarial assumption of discount rates		3.51%
Aegon Employees Netherlands B.V. [member] | Reimbursement Rights [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value		€ 80	€ 69
Aegon Employees Netherlands B.V. [member] | Reimbursement Rights [Member] | Aegon Ltd. [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation, at present value		€ 44